Banking deposits guarantee insurance system (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deposits Guarantee Regime [Line Items]
Contributions to the deposits guarantee fund	$ 10,933,914	$ 12,473,800	$ 13,784,610
Argentine Central Bank | Communication "B" 12,503
Deposits Guarantee Regime [Line Items]
Non-controlling interests, % of total shares	8.3672%
Argentine Central Bank | Communication "B" 12,955
Deposits Guarantee Regime [Line Items]
Non-controlling interests, % of total shares	9.6486%
BCRA
Deposits Guarantee Regime [Line Items]
Deposits secured by insurance	$ 25,000